NOTE 10 – COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
NOTE 10 – COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Leases and Long-term Contracts

The Company has not entered into any long-term leases, contracts or commitments. The Company leases facilities which the term is 12 months. For the six months ended June 30, 2022 and 2021, the Company incurred $38,645 and $24,223, respectively.

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Leases and Long-term Contracts

The Company has not entered into any long-term leases, contracts or commitments. The Company leases facilities which the term is 12 months. For the years ended December 31, 2021 and 2020, the Company incurred $37,823 and $18,400, respectively.

Advisory service

On March 3, 2020, we appointed Oscar Brito as an advisor to our Board of Directors and agreed to pay him $5,000 per month for such services. Mr. Brito acted as an advisor to our Board of Directors. On February 11, 2021, the Company paid $12,600 and the service was terminated.

On January 4, 2021, the Company terminated a placement agent and advisory services agreement with a FINRA member dated September 22, 2020, and cancelled 1,294,600 shares of common stock, which was issued for those services. The termination agreement allowed the FINRA member to retain 400,000 shares of the Company’s common stock in connection with the services.